Share capital	5 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023
Share capital

NOTE 13 – SHAREHOLDERS’ CAPITAL DEFICIENCY

a.	Ordinary Shares rights:

Each Ordinary Share confers on its holder the rights to receive notice of, and to participate and vote in, all meetings of the shareholders, to receive dividends, and to participate in the distribution of the surplus assets and funds of the Company in the event of the liquidation, dissolution or winding up of the Company, all, as set forth in the Company’s Articles of Association and subject to applicable law.

b.	Issuance of shares:

During the year ended December 31, 2022, four of the Company’s consultants had exercised their options to purchase 86,129 Ordinary Shares in consideration of $38. No options were exercised by consultants during the year ended December 31, 2023.

c.	Warrants:

On May 20, 2015, the Company granted 45,238 warrants to Ramot at Tel Aviv University Ltd. These warrants are exercisable, with an exercise price per share of NIS 0.01 to convert into one Ordinary Share of the Company per warrant. The warrants expire ten years from the issuance date.

d.	Share-based Compensation:

On December 2015, the Board of Directors of the Company adopted the 2015 Share Incentive Plan (the “Plan”), which provides for the grant of up to 1,000,000 options to purchase Ordinary Shares of the Company to employees, officers, directors and consultants of the Company. During 2022 the pool of options to purchase Ordinary Shares under the Plan was increased to 4,450,000.

Options granted under the Plan generally expire 10 years from the date of grant.

The options generally vest 25% on the first anniversary of the vesting start date and 6.25% at the end of each subsequent quarter over the course of the following three years.

On April 28, 2021, the Board of Directors of the Company adopted amendments to the Plan. The main amendment was a cashless exercise mechanism.

The fair value of options granted under the stock option plan during the year ended December 31, 2023 and 2022 was estimated at the date of grant using the Black-Scholes option pricing model and the following assumptions for grants:

	December 31,
	2023	2022
Risk-free interest rates	3.64 – 4.95%	2.97%
Expected life of options	2.5 – 6.1 years	6.25 years
Expected volatility	67.00 – 71.00%	70.00%
Expected dividend yield	0.00%	0.00%

The following table summarizes the allocation of total share-based compensation expense in the statements of comprehensive loss:

	Years Ended December 31,
	2023	2022	2021
Research and development, net	$1,346	1,664	2,784
Sales and marketing	508	1,787	448
General and administrative	1,241	4,323	6,517
Total share-based compensation expense	$3,095	$7,774	$9,749

The following table summarizes stock option activity:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at January 1, 2023	4,710,727	$5.16	4.26	$13,681
Granted	967,472	4.21
Forfeit	(219,764)	8.04
Expired	(202,463)	6.29
Exercised	(55,565)	5.55		$12
Balance at December 31, 2023	5,200,407	$4.37	7.53	7,472

Vested and expected to vest at December 31, 2022	4,710,727	$5.16	4.26	$13,681
Vested and expected to vest at December 31, 2023	5,200,407	$4.37	7.53	$7,472

Exercisable at December 31, 2022	3,333,715	$3.28	1.13	$11,175
Exercisable at December 31, 2023	4,165,659	$3.33	7.40	$7,215

The weighted-average grant date fair value of options granted during the years ended December 31, 2023 and 2022 was $2.16 and $4.57, respectively. The intrinsic value of options exercised for the years ended December 31, 2023 and 2022 was $12 and $178, respectively. The aggregate grant-date fair value of options that vested during the years ended December 31, 2023 and 2022 was $5,438 and $6,510, respectively. Cash received from option exercises for the years ended December 31, 2023 and 2022 was zero and $411, respectively. During the year ended December 31, 2023, the Company issued 28,479 shares upon cashless exercise of 55,565 options.

For the years ended December 31, 2023, 2022, and 2021, the Company recognized $3,095, $7,774, and $9,750 of share-based compensation expense relating to stock options, respectively. As of December 31, 2023, there was $1,839 of unrecognized stock compensation expense related to non-vested stock options granted under the Plan. These costs are expected to be recognized over a weighted-average period of approximately 2.0 years.

The Company granted to several directors under the plan a total of 213,906 and 23,138 options during the years ending December 31, 2023, and 2022 respectively.

e.	Performance and market-based compensation:

The founder, who is a current Board member and former Chief Innovation Officer (“former CIO”) is entitled to future option allocations according to his employment contract. The allocation of a maximum total of 600,000 options with a strike price of $0.01 will depend on the increase of the Company value achieved via capital raises or a potential sale of the Company, out of which 75,000 options were granted during 2017. These options will be granted fully vested upon reaching related valuation milestones. The right to this allocation terminates 18 months after the termination of the employment in July 2024. No further options were allocated under these rights in 2023 and 2022. No other executive officers or Board members of the Company are entitled to such or similar allocations. The Company considers these allocation conditions as both market and performance conditions. They are considered market conditions since the employment contract links the option allocation to market prices for the Company’s equity. The Company also considers these allocations under performance conditions since the options’ vesting was dependent on achievement of the required valuation milestones. The associated liability was accrued as a commitment to shareholder on the Company’s consolidated balance sheets, with associated expense and change in fair value recognized within general and administrative within the statements of comprehensive loss.

Refer to note 17 for additional information.

Holdco Nuvo Group D G Ltd [Member]
Share capital

Note 3 – Share capital

The Company was incorporated on July 20, 2023 and issued 1,000,000 ordinary shares for no capital contribution.

As of December 31, 2023, the Company’s authorized share capital consists of 10,000,000 no par value ordinary shares. Each ordinary share maintains one voting right. The outstanding shares are held by a related party, an investor, former board member and interim CFO of Nuvo Group Ltd.